Share capital and share based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital And Share Based Payments [Abstract]
Disclosure of changes in share capital	The tables below set out the Company’s shareholding, based on the information available to Innate as of the date of this report, before and after the closing of the capital increase dated April 24, 2025:

◦Before closing

Shareholder	Nb of Shares[1]	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	11.71%	9,817,546	11.60%
Medimmune Limited	7,485,500	8.93%	7,485,500	8.85%
Bpifrance Participations	6,389,406	7.62%	6,389,406	7.55%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	1.01%	911,444	1.08%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	70.71%	59,995,085	70.92%
Total	83,844,411	100.00%	84,598,981	100.00%
After closing of the capital increase:

Shareholder	Nb of Shares[1]*	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	10.65%	9,817,546	10.56%
Sanofi-Aventis Participations	8,345,387	9.05%	8,345,387	8.98%
Medimmune Limited	7,485,500	8.12%	7,485,500	8.05%
Bpifrance Participations	6,389,406	6.93%	6,389,406	6.87%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	0.92%	911,444	0.98%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	64.31%	59,995,085	64.55%
Total	92,189,798	100.00%	92,944,368	100.00%

[1] Ordinary shares includes ordinary shares plus ordinary shares pursuant to the 2016 and 2017 free preference shares.
The table below presents the historical changes in the share capital of the Company as of December 31, 2023, 2024 and 2025, respectively:

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1 2023	4,011,308	379,636,745	80,212,069	14,095	€0.05
April 14, 2023	Capital increase by issuance of common shares (exercise of share warrants)	728	28,955	14,550	—	€0.05
April 14, 2023	Capital increase by issuance of common shares	3,015	168,840	60,300	—	€0.05
April 14, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	8,165	(8,165)	163,293	—	€0.05
July 6, 2023	Capital increase by issuance of common shares (exercise of share warrants)	3,321	142,991	66,410	—	€0.05
September 18, 2023	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	33	(33)	650	(5)	€0.05
October 3, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	6,403	(6,403)	128,061	—	0.05
December 15, 2023	Subsciption of share warrants	—	47,120	—	—	€—
December 31, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	10,762	(10,762)	215,230	—	€0.05
December 31, 2023	Share based payments	—	4,255,748	—	—	€—
	Balance as of December 31 2023	4,043,733	384,255,036	80,860,563	14,090	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1 2024	4,043,733	384,255,036	80,860,563	14,090	€0.05

June 10, 2024	Capital increase by issuance of common shares	1,905	91,440	38,100	—	€0.05
June 10, 2024	Capital increase by issuance of common shares (definitive acquisition of free shares )	3,437	(3,437)	68,744	—	€0.05
	Capital increase by issuance of common shares (exercise of share warrants)					€0.05
July 5, 2024	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	97	(97)	1,950	(15)	€0.05
December 5, 2024	Capital increase by issuance of common shares	91,645	2,767,677	1,832,899	—	€0.05
December 5, 2024	Share issuance costs	—	(24,150)	—	—	€—
December 31, 2024	Capital increase by issuance of common shares (definitive acquisition of free shares )	51,404	(51,404)	1,028,080	—	€0.05
December 31, 2024	Share based payments	—	3,944,383	—	—
	Balance as of December 31 2024	4,192,221	390,979,449	83,830,336	14,075	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2025	4,192,221	390,979,449	83,830,336	14,075	€0.05
April 24, 2025	Capital increase by issuance of common shares	417,269	14,582,729	8,345,387	—	€0.05
April 24, 2025	Share issuance costs		(67,963)		—	€0.05
May 5, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
July 3, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	355	(355)	7,150	(55)	€0.05
July 17, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
July 25, 2025	Subsciption of share warrants	—	49,000	—	—	€—
July 31, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
August 18, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
November 17, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	194	(194)	3,900	(30)	€0.05
November 27, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	355	(355)	7,150	(55)	€0.05
December 18, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	65	(65)	1,300	(10)	€0.05
December 31, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	76,075	(76,075)	1,521,500	—	—
December 31, 2025	Share based payments	—	2,567,446	—	—	—
	Balance as of December 31, 2025	4,686,661	408,033,490	93,719,323	13,905	€0.05

Disclosure of number and weighted average exercise prices of other equity instruments
The Company has issued BSAs, BSAARs, stock options, AGAs and AGAPs as follows as of December 31, 2023, 2024 and 2025, respectively: :

Date	Types	Number of warrants issued as of 12/31/2023	Number of warrants void as of 12/31/2023	Number of warrants exercised as of 12/31/2023	Number of warrants outstanding as of 12/31/2023	Maximum number of shares to be issued as of 12/31/2023	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	12,250	133,800	—	—	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	172	2,063	268,190	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—
April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—
November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	681,420	85,230	—	—	—
August 5, 2020	AGA Perf Management 2020-1	710,000	580,000	130,000	—	—	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	—

October 1, 2021	AGA Perf Employees 2021-1	1,066,600	247,300	—	819,300	819,300	€—
October 1, 2021	AGA Perf Management 2021-1	610,000	130,000	—	480,000	480,000	€—
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	€—
October 3, 2022	AGA Bonus 2022-1	128,061	—	128,061	—	—	€—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	198,000	—	1,173,500	1,173,500	€—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	—	550,000	550,000	€—
April 14, 2023	AGA "Plan Epargne Entreprise" 2023	163,293	—	163,293	—	—	€—
November 2, 2023	AGA New Members 2023-1	25,000	—	—	25,000	25,000	€—
December 21, 2023	AGA Perf Employees 2023-1	1,403,500	4,500	—	1,399,000	1,399,000	€—
December 21, 2023	AGA Perf Management 2023-1	750,000	—	—	750,000	750,000	€—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	€—
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	12,500	225,000	—	—	€2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	€2.31
December 15, 2023	Total as of BSA 2023-1	50,000	12,000	—	38,000	38,000	2.26
	Total as of Balance as of December 31 2023	12,820,670	3,057,735	3,271,690	6,491,245	7,242,172

Date	Types	Number of warrants issued as of 12/31/2024	Number of warrants void as of 12/31/2024	Number of warrants exercised as of 12/31/2024	Number of warrants outstanding as of 12/31/2024	Maximum number of shares to be issued as of 12/31/2024	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	12,250	133,800	—	—	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	187	2,048	266,240	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—

April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—
November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	681,420	85,230	—	—	—
August 5, 2020	AGA Perf Management 2020-1	710,000	580,000	130,000	—	—	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	—
October 1, 2021	AGA Perf Employees 2021-1	1,066,600	454,520	612,080	—	—	—
October 1, 2021	AGA Perf Management 2021-1	610,000	194,000	416,000	—	—	—
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	—
October 3, 2022	AGA Bonus 2022-1	128,061	—	128,061	—	—	€—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	299,000	—	1,072,500	1,072,500	€—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	—	550,000	550,000	€—
April 14, 2023	AGA "Plan Epargne Entreprise" 2023	163,293	—	163,293	—	—	€—
November 2, 2023	AGA New Members 2023-1	25,000	—	—	25,000	25,000	€—
December 21, 2023	AGA Perf Employees 2023-1	1,403,500	129,750	—	1,273,750	1,273,750	€—
December 21, 2023	AGA Perf Management 2023-1	750,000	—	—	750,000	750,000	€—
February 15, 2024	AGA New Members 2024-1	25,000	—	—	25,000	25,000	€—
June 10, 2024	AGA "Plan Epargne Entreprise" 2024	68,744	—	68,744	—	—	€—
August 1, 2024	AGA Perf Management 2024-1	150,000	—	—	150,000	150,000	€—
November 13, 2024	AGA employees 2024-1	370,560	1,800	—	368,760	368,760	€—
November 13, 2024	AGA Perf Employees 2024-1	1,162,900	—	—	1,162,900	1,162,900	€—
November 13, 2024	AGA Perf Management 2024-2	975,000	—	—	975,000	975,000	€—

November 13, 2024	AGA Management 2024-1	200,000	—	—	200,000	200,000	€—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	€—
September 11, 2024	Stock Options 2024-1	100,000	—	—	100,000	100,000	€2.18
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	12,500	225,000	—	—	€2.36
July 16, 2014	BSA 2014	150,000	75,000	75,000	—	—	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	€2.31
December 15, 2023	BSA 2023-1	50,000	12,000	—	38,000	38,000	€2.26
	Total as of Balance as of December 31 2024	15,872,874	3,632,005	4,368,529	7,872,340	8,621,332

Date	Types	Number of warrants issued as of 12/31/2025	Number of warrants void as of 12/31/2025	Number of warrants exercised as of 12/31/2025	Number of warrants outstanding as of 12/31/2025	Maximum number of shares to be issued as of 12/31/2025	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	12,250	133,800	—	—	€2.04
July 1, 2015	BSAAR 2015	1,050,382	1,048,442	1,940	—	—	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	357	1,878	244,140	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—
April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—

November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	681,420	85,230	—	—	—
August 5, 2020	AGA Perf Management 2020-1	710,000	580,000	130,000	—	—	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	—
October 1, 2021	AGA Perf Employees 2021-1	1,066,600	454,520	612,080	—	—	—
October 1, 2021	AGA Perf Management 2021-1	610,000	194,000	416,000	—	—	—
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	—
October 3, 2022	AGA Bonus 2022-1	128,061	—	128,061	—	—	€—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	400,000	971,500	—	—	€—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	550,000	—	—	€—
April 14, 2023	AGA "Plan Epargne Entreprise" 2023	163,293	—	163,293	—	—	€—
November 2, 2023	AGA New Members 2023-1	25,000	—	—	25,000	25,000	€—
December 21, 2023	AGA Perf Employees 2023-1	1,403,500	508,500	—	895,000	895,000	€—
December 21, 2023	AGA Perf Management 2023-1	750,000	225,000	—	525,000	525,000	€—
February 15, 2024	AGA New Members 2024-1	25,000	25,000	—	—	—	€—
June 10, 2024	AGA "Plan Epargne Entreprise" 2024	68,744	—	68,744	—	—	€—
August 1, 2024	AGA Perf Management 2024-1	150,000	—	—	150,000	150,000	€—
November 13, 2024	AGA employees 2024-1	370,560	93,480	—	277,080	277,080	€—
November 13, 2024	AGA Perf Employees 2024-1	1,162,900	304,000	—	858,900	858,900	€—
November 13, 2024	AGA Perf Management 2024-2	975,000	375,000	—	600,000	600,000	€—
November 13, 2024	AGA Management 2024-1	200,000	—	—	200,000	200,000	€—
May 7, 2025	AGA employees 2025-01	220,500	56,200	—	164,300	164,300	€—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	€—
September 11, 2024	Stock Options 2024-1	100,000	100,000	—	—	—	€2.18
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	12,500	225,000	—	—	€2.36
July 16, 2014	BSA 2014	150,000	75,000	75,000	—	—	€8.65
April 27, 2015	BSA 2015-1	70,000	70,000	—	—	—	€9.59

July 1, 2015	BSA 2015-2	14,200	14,200	—	—	—	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	€2.31
December 15, 2023	BSA 2023-1	50,000	12,000	—	38,000	38,000	€2.26
July 25, 2025	BSA-2025-1	80,000	30,000	—	50,000	50,000	€1.62
	Balance as of December 31, 2025	16,173,374	6,448,557	5,890,199	3,834,618	4,561,680

Disclosure of terms and conditions of other equity instruments
Details of AGA

	AGAP Management 2016-1		AGAP Employees 2016-1		AGA Management 2016-1	AGA Employees 2016-1	AGAP Management 2016-2
Date of grant (Board of Directors)	October 21, 2016		October 21, 2016		October 21, 2016	October 21, 2016	October 21, 2016
Vesting period (years)	1 year		1 year		3 years	1 year	1 year
Non transferability period	2 years after the vesting period end		2 years after the vesting period end		None	2 years after the vesting period end	2 years after the vesting period end
Number of free shares granted	2,000		2,486		50,000	99,932	3,000
Share entitlement per free share	130	(1)	130	(1)	1	1	111
Grant date share fair value	€10.87		€10.87		€10.87	€10.87	€12.73
Expected dividends	None		None		None	None	None
Performance conditions	Yes		Yes		None	None	Yes
Expected turnover (yearly basis)	5%		5%		—	5%	9%
Volatility	40%		40%		—	—	40%
Fair value per AGA	€911		€911		€10.55	€10.55	€956

	AGA Management 2016-2	AGA Employees 2016-2	AGA Bonus 2017	AGA Employee 2017	AGAP Employees 2017-1
Date of grant (Board of Directors)	December 30, 2016	December 30, 2016	September 20, 2017	April 3, 2018	April 3, 2018
Vesting period (years)	3 years	1 year	1 year	1 year	1 year
Non transferability period	None	2 years after the vesting period end	1 year after the vesting period end	1 year after the vesting period end	2 years after the vesting period end
Number of free shares granted	250,000	149,943	114,500	28,556	5,725
Share entitlement per free share	1	1	1	1	100
Grant date share fair value	€12.73	€12.73	€5.52	€10.90	€5.52
Expected dividends	None	None	None	None	None
Performance conditions	None	None	Yes	None	Yes
Expected turnover (yearly basis)	—	5%	4%	—	5%
Volatility	—	—	55%	—	55%
Fair value per AGA	€14.61	€10.55	€5.83	€10.30	€90

	AGAP Management 2017	AGA Bonus 2018	AGA Perf Employees 2018	AGA Perf Management 2018	AGA New Members 2017-1
Date of grant (Board of Directors)	April 3, 2018	July 3, 2018	November 20, 2018	November 20, 2018	April 29, 2019
Vesting period (years)	1 year	1 year	3 years	3 years	3 years
Non transferability period	2 years after the vesting period end	1 year after the vesting period end	None	None	None
Number of free shares granted	2,400	67,028	327,500	260,000	25,000
Share entitlement per free share	100	1	1	1	1
Grant date share fair value	€5.52	€5.06	€8.00	€8.00	€5.74
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	Yes	Yes	No
Expected turnover (yearly basis)	11%	—	4%	10%	10%
Volatility	55%	—	45%	45%	—
Fair value per AGA	€90	€4.69	€3.81	€3.81	€5.74

	AGA Employees 2018	AGA Bonus 2019-1	AGA Perf Employees 2019	AGA Perf Management 2019	AGA Bonus 2020
Date of grant (Board of Directors)	January 14, 2019	July 3, 2019	November 4, 2019	November 4, 2019	July 13, 2020
Vesting period (years)	1 year	1 year	3 years	3 years	1 year
Non transferability period	1 year after the vesting period end	1 year after the vesting period end	None	None	1 year after the vesting period end
Number of free shares granted	90,650	57,376	546,700	355,000	79,861
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€7.31	€5.90	€3.13	€3.13	€6.40
Expected dividends	None	None	None	None	None
Performance conditions	No	No	Yes	Yes	No
Expected turnover (yearly basis)	4.03%	—	10%	10%	—
Volatility	N/A	—	45%	45%	—
Fair value per AGA	€7.31	€5.72	€3.13	€3.13	€6.40

	AGA Perf Employees 2020-1	AGA Perf Management 2020-1	AGA Bonus 2021-1	AGA Perf Employees 2021-1	AGA Perf Management 2021-1
Date of grant (Board of Directors)	August 5, 2020	August 5, 2020	July 22, 2021	October 1, 2021	October 1, 2021
Vesting period (years)	3.5 years	3.5 years	1 year	3.5 years	3.5 years
Non transferability period	None	None	1 year	None	None
Number of free shares granted	769,202	710,000	125,748	1,066,600	610,000
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€2.94	€2.94	€3.43	€1.76	€1.76
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	No	Yes	Yes
Expected turnover (yearly basis)	10.00%	10.00%	—	13.32%	13.32%
Volatility	45.00%	45.00	—	50.00	50.00
Fair value per AGA	€2.94	€2.94	€3.43	€1.76	€1.76

	AGA "Plan Epargne Entreprise" 2022	AGA Bonus 2022-1	AGA Perf Employees 2022-1	AGA Perf Management 2022-1
Date of grant (Board of Directors)	February 14, 2022	October 3, 2022	December 12, 2022	December 12, 2022
Vesting period (years)	None	1 year	3.1 years	3.1 years
Non transferability period	None	None	None	None
Number of free shares granted	138,960	128,061	1,371,500	550,000
Share entitlement per free share	1	1	1	1
Grant date share fair value	€4.10	€3.89	€1.39	€1.39
Expected dividends	None	None	None	None
Performance conditions	No	No	Yes	Yes
Expected turnover (yearly basis)	—	—	10.50	10.50
Volatility	—	—	50.00	50.00
Fair value per AGA	€4.10	€3.89	€1.39	€1.39

	AGA "Plan Epargne Entreprise" 2023	AGA New Members 2023-1	AGA Perf Employees 2023-1	AGA Perf Management 2023-1
Date of grant (Board of Directors)	April 14, 2023	November 2, 2023	December 21, 2023	December 21, 2023
Vesting period (years)	None	3 years	3.0 years	3.0 years
Non transferability period	None	None	None	None
Number of free shares granted	163,293	25,000	1,403,500	750,000
Share entitlement per free share	1	1	1	1
Grant date share fair value	€2.85	€2.23	€1.60	€1.60
Expected dividends	None	None	None	None
Performance conditions	No	No	Yes	Yes
Expected turnover (yearly basis)	—	—	11.20%	11.20%
Volatility	—	—	50.00%	50.00%
Fair value per AGA	€2.85	€2.23	€1.60	€1.60

	AGA New Members 2024-1	AGA "Plan Epargne Entreprise" 2024	AGA Perf Management 2024-1	AGA employees 2024-1
Date of grant (Board of Directors)	15 February 2024	10 June 2024	1 August 2024	13 November 2024
Vesting period (years)	3.0 years	None	2.0 years	3.0 years
Non transferability period	None	None	None	None
Number of free shares granted	25,000	68,744	150,000	370,560
Share entitlement per free share	1	1	1	1
Grant date share fair value	€2.31	€2.45	€2.01	€1.62
Expected dividends	0	0	0	0
Performance conditions	No	No	Yes	No
Expected turnover (yearly basis)	—	—	—	—
Volatility	—	—	—	—
Fair value per AGA	€2.31	€2.45	€2.01	€1.62

	AGA Perf Employees 2024-1	AGA Perf Management 2024-2	AGA Management 2024-1	AGA employees 2025-1
Date of grant (Board of Directors)	13 November 2024	13 November 2024	13 November 2024	May 7, 2025
Vesting period (years)	3.0 years	3.0 years	3.0 years	3.0 years
Non transferability period	None	None	None	None
Number of free shares granted	1,162,900	975,000	200,000	220,500
Share entitlement per free share	1	1	1	1
Grant date share fair value	€1.87	€1.87	€1.62	€2.02
Expected dividends	0	0	0	0
Performance conditions	Yes	Yes	No	No
Expected turnover (yearly basis)	10%	10%	—	—
Volatility	50%	50%	—	—
Fair value per AGA	€1.87	€1.87	€1.62	€2.02
Details of BSA

	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2	BSA 2017
Date of grant (Board of directors)	July 17, 2013	July 16, 2014	April 27, 2015	July 1, 2015	September 20, 2017
Vesting period (years)	2 years	2 years	2 years	2 years	2 years
Plan expiration date	July 17, 2023	July 16, 2024	April 26, 2025	June 30, 2025	September 20, 2027
Number of BSA granted	237,500	150,000	70,000	14,200	37,000
Share entitlement per BSA	1	1	1	1	1
Exercise price	€2.36	€8.65	€9.59	€14.05	€11.00
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes
Grant date share fair value	€2.45	€6.85	€13.65	€13.64	€10.41
Expected volatility	31.83%	46.72%	54.08%	47.83%	61.74%
Average life of BSA	5.5 years	5.5 years	5.5 years	5.5 years	6 years
Risk-free interest rate	2.42%	1.00%	0.25%	0.25%	0.20%
Expected dividends	None	None	None	None	None
Performance conditions	None	None	None	None	None
Fair value per BSA	€0.87	€2.51	€6.59	€4.73	€0.57

	BSA 2022-1	BSA 2023-1	BSA 2025-1
Date of grant (Board of directors)	December 16, 2022	December 15, 2023	July 25, 2025
Vesting period (years)	2 years	2 years	2 years
Plan expiration date	October 3, 2032	October 19, 2033	July 24, 2035
Number of BSA granted	40,000	50,000	80,000
Share entitlement per BSA	1	1	1
Exercise price	€2.31	€2.26	€0.64
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes
Grant date share fair value	€1.31	€1.24	€0.98
Expected volatility	50.00%	45.00%	45.00%
Average life of BSA	5.5 years	5.5 years	5.5 years
Risk-free interest rate	2.40%	2.50%	2.50%
Expected dividends	None	None	None
Performance conditions	None	None	None
Fair value per BSA	€1.21	€1.24	€0.98

BSAAR 2015
Date of grant (Board of directors)	July 1, 2015
Beneficiaries	Employees and corporate officers
Vesting period (years)	2 years
Plan expiration date	June 30, 2025
Number of BSAAR granted	1,050,382
Share entitlement per BSAAR	1
Exercise price	€7.20
Valuation method used	Black & Scholes
Grant date share fair value	€13.77
Expected volatility	41%
Average life of BSAAR	10 years
Risk-free interest rate	1.22%
Expected dividends	None
Performance conditions	No
Fair value per BSA	€1.15

Disclosure of change in number of other equity instruments outstanding
Change in Number of AGAs Outstanding

	Year ended December 31,
Number of AGAs	2023	2024	2025
Balance at beginning of period	4,677,173	5,203,063	6,559,158
Granted during the period	2,341,793	2,952,204	220,500
Forfeited during the period	(1,309,314)	(499,270)	(1,556,630)
Exercised during the period	(506,589)	(1,096,839)	(1,521,670)
Expired during the period	—	—	—
Balance at end of period	5,203,063	6,559,158	3,701,358
Change in Number of BSA Outstanding

	Year ended December 31,
Number of BSA	2023	2024	2025
Balance at beginning of period	250,820	242,460	167,460
Granted during the period	50,000	—	80,000
Forfeited during the period	(24,500)	(75,000)	(30,000)
Exercised during the period	(33,860)	—	—
Expired during the period	—	—	(84,200)
Balance at end of period	242,460	167,460	133,260
Change in Number of BSAAR Outstanding

	Year ended December 31,
Number of BSAAR	2023	2024	2025
Balance at beginning of period	1,105,072	1,045,722	1,045,722
Granted during the period	—	—	—
Forfeited during the period	(12,250)	—	(1,045,722)

Exercised during the period	(47,100)	—	—
Expired during the period	—	—	—
Balance at end of period	1,045,722	1,045,722	—

Disclosure of closing balance of share-based payment arrangements
Breakdown of the Closing Balance

	Year ended December 31,
	2023	2024	2025
Number of AGAs	Outstanding	Outstanding	Outstanding
AGAP Management 2016-1	1,200	1,200	1,200
AGAP Employees 2016-1	2,063	2,048	1,878
AGAP 2016-2	3,000	3,000	3,000
AGA New Members 2017-1	—	—	—
AGA Perf Employees 2019-1	—	—	—
AGA Perf Management 2019-1	—	—	—
AGA Bonus 2020-1	—	—	—
AGA Perf Employees 2020-1	—	—	—
AGA Perf Management 2020-1	—	—	—
AGA Bonus 2021-1	—	—	—
AGA Perf Employees 2021-1	819,300	—	—
AGA Perf Management 2021-1	480,000	—	—
AGA Bonus 2022-1	—	—	—
AGA Perf Employees 2022-1	1,173,500	1,072,500	—
AGA Perf Management 2022-1	550,000	550,000	—
AGA New Members 2023-1	25,000	25,000	25,000
AGA Perf Employees 2023-1	1,399,000	1,273,750	895,000
AGA Perf Management 2023-1	750,000	750,000	525,000
AGA New Members 2024-1	—	25,000	—
AGA "Plan Epargne Entreprise" 2024	—	—	—
AGA Perf Management 2024-1	—	150,000	150,000
AGA employees 2024-1	—	368,760	277,080
AGA Perf Employees 2024-1	—	1,162,900	858,900
AGA Perf Management 2024-1	—	975,000	600,000
AGA Management 2024-1	—	200,000	200,000
AGA employees 2025-1			164,300
TOTAL	5,203,063	6,559,158	3,701,358
Breakdown of the Closing Balance

	Year ended December 31,
	2023		2024		2025
Number of BSA	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA 2014	75,000	75,000	—	—	—	—
BSA 2015-1	70,000	70,000	70,000	70,000	—	—
BSA 2015-2	14,200	14,200	14,200	14,200	—	—
BSA 2017	37,000	37,000	37,000	37,000	37,000	37,000
BSA 2022-1	8,260	8,260	8,260	8,260	8,260	8,260
BSA 2023-1	38,000	38,000	38,000	38,000	38,000	38,000
BSA 2025-1	—	—	—	—	50,000	50,000
TOTAL	242,460	242,460	167,460	167,460	133,260	133,260

	Year ended December 31,
	2023		2024		2025
Number of BSAAR	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSAAR 2011	—	—	—	—	—	—
BSAAR 2012	—	—	—	—	—	—
BSAAR 2015	1,045,722	1,045,722	1,045,722	1,045,722	—	—
TOTAL	1,045,722	1,045,722	1,045,722	1,045,722	—	—

Disclosure of breakdown of expenses per financial year
The share-based compensation expenses are broken down as follows:

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
AGAP Employee 2020 / AGAP Management 2020	1,436	—	—
AGAP Employee 2021 / AGAP Management 2021	1,161	1,162	—
AGAP Employee 2022 / AGAP Management 2022	1,157	888	891
AGA New Members 2023-1 Management	3	19	19
AGAP Employee 2023/ AGAP Management 2023	33	1,226	702
AGA "Plan Epargne Entreprise" 2023	465	—	—
AGA Perf Management 2024-1	—	302	—
AGAP Employee 2024/ AGAP Management 2024	—	119	699
AGA "Plan Epargne Entreprise" 2024	—	168	—
AGA New Members 2024 - 1 Management	—	17	(17)
Stock-option 2024	—	12	(12)
Other free shares	—	32	231
AGA Employee 2025	—	—	54
Share based compensation	4,256	3,944	2,567